UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Absolute Asia Dynamic Equity Fund

Shares	Description	Value (†)
Common Stocks – 95.2% of Net Assets

	Australia – 16.9%
3,794	BHP Billiton Ltd.	$136,772
28,476	Incitec Pivot Ltd.	93,351
3,309	Newcrest Mining Ltd.	101,774
23,497	Paladin Energy Ltd.(b)	44,849
1,749	Rio Tinto Ltd.	118,644

		495,390

	China – 20.2%
72,000	China National Building Material Co. Ltd., Class H	90,878
42,000	CNOOC Ltd., Sponsored ADR	85,973
31,000	Digital China Holdings Ltd.	61,994
314,000	Qingling Motors Co. Ltd., Class H	93,173
42,000	Shanghai Friendship Group, Inc., Co., Class B(b)	60,012
30,000	Weichai Power Co. Ltd., Class H	139,890
32,000	Zhongsheng Group Holdings Ltd.	62,795

		594,715

	Hong Kong – 13.6%
720,000	Emperor Watch & Jewellery Ltd.	113,968
11,230	Henderson Land Development Co. Ltd.	61,761
5,200	Hong Kong Aircraft Engineering Co. Ltd.	70,676
4,500	Hong Kong Exchanges & Clearing Ltd.	75,679
30,000	Lifestyle International Holdings Ltd.	76,736

		398,820

	India – 5.1%
1,800	Infosys Ltd., Sponsored ADR	102,654
3,362	Mahindra & Mahindra Ltd., Sponsored GDR	46,180

		148,834

	Indonesia – 10.7%
19,000	Astra International Tbk PT	153,733
44,787	United Tractors Tbk PT	161,933

		315,666

	Korea – 10.3%
355	Hyundai Mobis	90,105
787	Hyundai Motor Co.	162,514
162	Lotte Shopping Co. Ltd.	50,761

		303,380

	Malaysia – 6.9%
50,200	Gamuda Bhd	59,719
17,800	Kuala Lumpur Kepong Bhd	143,172

		202,891

	Singapore – 3.5%
75,000	Genting Singapore PLC(b)	101,767

Shares	Description	Value (†)
Common Stocks – continued

	Taiwan – 6.9%
18,150	Simplo Technology Co. Ltd.	$137,539
25,000	Taiwan Fertilizer Co. Ltd.	65,069

		202,608

	United States – 1.1%
28,618	GI Dynamics, Inc., 144A(b)	31,268

	Total Common Stocks (Identified Cost $2,525,863)	2,795,339

Principal Amount
Short-Term Investments – 5.8%
$ 169,946	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $169,946 on 4/02/2012 collateralized by $145,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $175,450 including accrued interest(c) (Identified Cost $169,946)	169,946

	Total Investments – 101.0% (Identified Cost $2,695,809)(a)	2,965,285
	Other assets less liabilities – (1.0)%	(27,987)

	Net Assets – 100.0%	$2,937,298

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2012, approximately 91% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $2,695,809 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$429,531

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(160,055)

Net unrealized appreciation	$269,476

At December 31, 2011, the Fund had a long-term capital loss carryforward of $77,936 with no expiration date and post-October loss deferrals of $58. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of Rule 144A holdings amounted to $31,268 or 1.1% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$495,390	$—	$495,390
China	—	594,715	—	594,715
Hong Kong	—	398,820	—	398,820
India	102,654	46,180	—	148,834
Indonesia	—	315,666	—	315,666
Korea	—	303,380	—	303,380
Malaysia	—	202,891	—	202,891
Singapore	—	101,767	—	101,767
Taiwan	—	202,608	—	202,608
United States	—	31,268	—	31,268

Total Common Stocks	102,654	2,692,685	—	2,795,339

Short-Term Investments	—	169,946	—	169,946

Total	$102,654	$2,862,631	$—	$2,965,285

A common stock valued at $25,904 was transferred from Level 1 to Level 2 during the period ended March 31, 2012. At December 31, 2011, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at March 31, 2012, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2012 (Unaudited)

Automobiles	15.5%
Metals & Mining	12.2
Machinery	10.3
Specialty Retail	6.0
Chemicals	5.4
Food Products	4.9
Computers & Peripherals	4.7
Oil, Gas & Consumable Fuels	4.4
Multiline Retail	4.3
IT Services	3.5
Hotels, Restaurants & Leisure	3.5
Construction Materials	3.1
Auto Components	3.1
Diversified Financial Services	2.6
Transportation Infrastructure	2.4
Electronic Equipment, Instruments & Components	2.1
Real Estate Management & Development	2.1
Food & Staples Retailing	2.0
Construction & Engineering	2.0
Health Care Equipment & Supplies	1.1
Short-Term Investments	5.8

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

Currency Exposure at March 31, 2012 (Unaudited)

Hong Kong Dollar	31.8%
Australian Dollar	18.0
United States Dollar	12.9
Indonesian Rupiah	10.7
South Korean Won	10.3
Malaysian Ringgit	6.9
New Taiwan Dollar	6.9
Singapore Dollar	3.5

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.3% of Net Assets

	Air Freight & Logistics – 1.3%
75,000	FedEx Corp.	$6,897,000
20,000	United Parcel Service, Inc., Class B	1,614,400

		8,511,400

	Airlines – 9.7%
3,240,000	Delta Air Lines, Inc.(b)	32,108,400
1,500,000	United Continental Holdings, Inc.(b)	32,250,000

		64,358,400

	Computers & Peripherals – 8.9%
49,000	Apple, Inc.(b)	29,374,030
1,000,000	EMC Corp.(b)	29,880,000

		59,254,030

	Diversified Financial Services – 14.3%
1,325,000	Citigroup, Inc.	48,428,750
1,010,000	JPMorgan Chase & Co.	46,439,800

		94,868,550

	Energy Equipment & Services – 4.6%
385,000	National Oilwell Varco, Inc.	30,595,950

	Hotels, Restaurants & Leisure – 5.0%
470,000	Yum! Brands, Inc.	33,454,600

	Insurance – 9.8%
500,000	MetLife, Inc.	18,675,000
730,000	Prudential Financial, Inc.	46,274,700

		64,949,700

	IT Services – 4.6%
145,000	International Business Machines Corp.	30,254,250

	Machinery – 4.7%
385,000	Deere & Co.	31,146,500

	Multiline Retail – 11.1%
1,210,000	Macy’s, Inc.	48,073,300
465,000	Nordstrom, Inc.	25,909,800

		73,983,100

	Oil, Gas & Consumable Fuels – 4.2%
290,000	Occidental Petroleum Corp.	27,616,700

	Paper & Forest Products – 4.9%
930,000	International Paper Co.	32,643,000

	Textiles, Apparel & Luxury Goods – 10.3%
440,000	Coach, Inc.	34,003,200
320,000	NIKE, Inc., Class B	34,700,800

		68,704,000

Shares	Description	Value (†)
Common Stocks – continued

	Tobacco – 4.9%
370,000	Philip Morris International, Inc.	$32,785,700

	Total Common Stocks (Identified Cost $584,145,963)	653,125,880

Principal Amount
Short-Term Investments – 0.9%
$ 5,800,000	American Express Credit Corp., Commercial Paper, 0.010%, 4/02/2012	5,800,000
287,416	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $287,416 on 04/02/2012 collateralized by $295,000 Federal Home Loan Bank, 3.650% due 2/24/2032 valued at $295,000 including accrued interest(c)	287,416

	Total Short-Term Investments (Identified Cost $6,087,416)	6,087,416

	Total Investments – 99.2% (Identified Cost $590,233,379)(a)	659,213,296
	Other assets less liabilities – 0.8%	5,445,615

	Net Assets – 100.0%	$664,658,911

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $590,233,379 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$78,469,934
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,490,017)

Net unrealized appreciation	$68,979,917

At December 31, 2011, the Fund had a short-term capital loss carryforward of $15,907,430 which expires on December 31, 2017.

At December 31, 2011, post-October loss deferrals were $3,767,300. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$653,125,880	$—	$—	$653,125,880
Short-Term Investments	—	6,087,416	—	6,087,416

Total	$653,125,880	$6,087,416	$—	$659,213,296

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at March 31, 2012 (Unaudited)

Diversified Financial Services	14.3%
Multiline Retail	11.1
Textiles, Apparel & Luxury Goods	10.3
Insurance	9.8
Airlines	9.7
Computers & Peripherals	8.9
Hotels, Restaurants & Leisure	5.0
Tobacco	4.9
Paper & Forest Products	4.9
Machinery	4.7
Energy Equipment & Services	4.6
IT Services	4.6
Oil, Gas & Consumable Fuels	4.2
Other Investments, less than 2% each	1.3
Short-Term Investments	0.9

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks – 97.1% of Net Assets

	Australia – 3.9%
55,353	Westpac Banking Corp.	$1,256,446
40,113	Woodside Petroleum Ltd.	1,449,688

		2,706,134

	Brazil – 4.2%
117,669	Gafisa S.A., ADR	555,398
71,702	Itau Unibanco Holding S.A., Preference ADR	1,375,961
43,326	Vale S.A., Sponsored Preference ADR	983,067

		2,914,426

	Canada – 3.8%
16,176	Potash Corp. of Saskatchewan, Inc.	739,081
31,412	Suncor Energy, Inc.	1,027,172
23,819	Teck Resources Ltd., Class B	849,386

		2,615,639

	China – 24.0%
1,234,000	Agile Property Holdings Ltd.	1,423,775
1,631,000	China Construction Bank Corp., Class H	1,260,935
1,953,000	China Longyuan Power Group Corp., Class H	1,627,179
640,000	China Overseas Land & Investment Ltd.	1,211,984
800,000	China Resources Land Ltd.	1,374,800
202,000	China Shenhua Energy Co. Ltd., Class H	853,116
2,002,000	China State Construction International Holdings Ltd., Class H	1,856,839
2,233,000	Industrial & Commercial Bank of China Ltd., Class H	1,440,468
187,000	Ping An Insurance (Group) Co. of China Ltd., Class H	1,416,970
1,789,000	Sany Heavy Equipment International Holdings Co. Ltd.	1,350,385
64,000	Tencent Holdings Ltd.	1,788,175
208,000	Weichai Power Co. Ltd., Class H	969,902

		16,574,528

	France – 3.8%
93,540	AXA S.A.	1,552,287
22,708	BNP Paribas	1,080,223

		2,632,510

	Germany – 4.6%
20,596	Adidas AG	1,609,385
22,305	SAP AG, Sponsored ADR	1,557,335

		3,166,720

	India – 5.1%
45,319	HDFC Bank Ltd., ADR	1,545,378
28,358	ICICI Bank Ltd., Sponsored ADR	988,844
17,644	Infosys Ltd., Sponsored ADR	1,006,237

		3,540,459

	Israel – 2.4%
42,646	NICE Systems Ltd., Sponsored ADR(b)	1,675,988

Shares	Description	Value (†)
Common Stocks – continued

	Italy – 2.9%
303,500	Prada SpA(b)	$1,975,517

	Japan – 8.3%
23,897	Canon, Inc., Sponsored ADR	1,138,931
6,600	FANUC Corp.	1,182,160
52,100	Mitsui & Co. Ltd.	859,873
5,900	Nintendo Co. Ltd.	896,121
38,800	Toyota Motor Corp.	1,688,268

		5,765,353

	Korea – 4.9%
6,006	Hyundai Mobis	1,524,429
3,267	Samsung Electronics Co. Ltd., GDR	1,847,488

		3,371,917

	Norway – 3.6%
40,571	Subsea 7 S.A.(b)	1,074,551
77,640	Telenor ASA	1,441,325

		2,515,876

	Spain – 2.4%
76,710	Grifols S.A.(b)	1,637,173

	Sweden – 1.2%
57,584	Sandvik AB	830,915

	Switzerland – 5.2%
55,366	ABB Ltd., (Registered)(b)	1,133,097
18,226	Cie Financiere Richemont S.A., Class A	1,142,412
7,653	Roche Holding AG	1,331,854

		3,607,363

	Taiwan – 2.5%
442,700	Hon Hai Precision Industry Co. Ltd.	1,723,503

	United Kingdom – 14.3%
79,719	Barclays PLC, Sponsored ADR	1,207,743
116,919	BP PLC	870,729
84,085	Eurasian Natural Resources Corp. PLC	798,700
34,136	HSBC Holdings PLC, Sponsored ADR	1,515,297
185,444	ICAP PLC	1,165,460
125,920	Rolls-Royce Holdings PLC(b)	1,635,822
237,236	Tesco PLC	1,252,136
44,729	Unilever PLC	1,475,719

		9,921,606

	Total Common Stocks (Identified Cost $61,604,252)	67,175,627

Shares	Description	Value (†)
Exchange Traded Funds – 0.4%

	United States – 0.4%
2,580	iShares MSCI EAFE Index Fund	$141,642
3,249	Vanguard MSCI Emerging Markets Fund	141,234

	Total Exchange Traded Funds (Identified Cost $281,546)	282,876

Principal Amount
Short-Term Investments – 1.6%
$1,129,035	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $1,129,035 on 4/02/2012 collateralized by $960,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $1,161,600 including accrued interest(c) (Identified Cost $1,129,035)	1,129,035

	Total Investments – 99.1% (Identified Cost $63,014,833)(a)	68,587,538
	Other assets less liabilities – 0.9%	605,592

	Net Assets – 100.0%	$69,193,130

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2012, approximately 72% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $63,019,141 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,406,971
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,838,574)

Net unrealized appreciation	$5,568,397

At December 31, 2011, the Fund had a short-term capital loss carryforward of $14,311,241 which expires on December 31, 2017. At December 31, 2011, post-October loss deferrals were $2,679,619. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,706,134	$—	$2,706,134
China	—	16,574,528	—	16,574,528
France	—	2,632,510	—	2,632,510
Germany	1,557,335	1,609,385	—	3,166,720
Italy	—	1,975,517	—	1,975,517
Japan	1,138,931	4,626,422	—	5,765,353
Korea	1,847,488	1,524,429	—	3,371,917
Norway	—	2,515,876	—	2,515,876
Spain	—	1,637,173	—	1,637,173
Sweden	—	830,915	—	830,915
Switzerland	—	3,607,363	—	3,607,363
Taiwan	—	1,723,503	—	1,723,503
United Kingdom	2,723,040	7,198,566	—	9,921,606
All Other Common Stocks*	10,746,512	—	—	10,746,512

Total Common Stocks	18,013,306	49,162,321	—	67,175,627

Exchange Traded Funds*	282,876	—	—	282,876
Short-Term Investments	—	1,129,035	—	1,129,035

Total	$18,296,182	$50,291,356	$—	$68,587,538

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at March 31, 2012 (Unaudited)

Commercial Banks	16.8%
Textiles, Apparel & Luxury Goods	6.9
Machinery	6.3
Oil, Gas & Consumable Fuels	6.1
Software	6.0
Real Estate Management & Development	5.9
Insurance	4.2
Metals & Mining	3.7
Construction & Engineering	2.7
Semiconductors & Semiconductor Equipment	2.7
Internet Software & Services	2.6
Electronic Equipment, Instruments & Components	2.5
Automobiles	2.4
Biotechnology	2.4
Aerospace & Defense	2.4
Independent Power Producers & Energy Traders	2.3
Auto Components	2.2
Food Products	2.1
Diversified Telecommunication Services	2.1
Other Investments, less than 2% each	15.2
Short-Term Investments	1.6

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure at March 31, 2012 (Unaudited)

United States Dollar	28.1%
Hong Kong Dollar	26.9
British Pound	10.4
Euro	8.5
Japanese Yen	6.6
Swiss Franc	5.2
Australian Dollar	3.9
Norwegian Krone	3.6
New Taiwan Dollar	2.5
South Korean Won	2.2
Swedish Krona	1.2

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks – 46.3% of Net Assets

	Aerospace & Defense – 1.4%
3,312	General Dynamics Corp.	$243,035
3,167	Honeywell International, Inc.	193,345
5,875	Lockheed Martin Corp.	527,927
4,059	Northrop Grumman Corp.	247,924

		1,212,231

	Automobiles – 0.1%
10,180	Ford Motor Co.	127,148

	Beverages – 0.3%
3,184	Coca-Cola Co. (The)	235,648

	Building Products – 0.1%
3,729	Masco Corp.	49,857

	Chemicals – 1.0%
3,105	Eastman Chemical Co.	160,497
2,612	International Flavors & Fragrances, Inc.	153,063
4,998	Olin Corp.	108,707
3,101	PPG Industries, Inc.	297,076
4,181	RPM International, Inc.	109,500
2,638	Sensient Technologies Corp.	100,244

		929,087

	Commercial Banks – 1.0%
4,860	Bank of Hawaii Corp.	234,981
3,139	BB&T Corp.	98,533
5,097	F.N.B. Corp.	61,572
4,110	First Niagara Financial Group, Inc.	40,442
5,135	FirstMerit Corp.	86,576
4,806	Trustmark Corp.	120,054
4,997	United Bankshares, Inc.	144,213
6,751	Valley National Bancorp	87,426

		873,797

	Commercial Services & Supplies – 0.9%
4,218	Avery Dennison Corp.	127,088
5,349	Deluxe Corp.	125,273
8,991	Pitney Bowes, Inc.	158,062
8,269	R.R. Donnelley & Sons Co.	102,453
3,762	Republic Services, Inc.	114,967
5,000	Waste Management, Inc.	174,800

		802,643

	Containers & Packaging – 0.1%
4,190	Sonoco Products Co.	139,108

	Distributors – 0.2%
3,493	Genuine Parts Co.	219,186

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Telecommunication Services – 0.8%
6,699	AT&T, Inc.	$209,210
9,137	CenturyLink, Inc.	353,145
7,493	Telefonica S.A., Sponsored ADR	122,960

		685,315

	Electric Utilities – 2.7%
5,409	American Electric Power Co., Inc.	208,679
3,974	Cleco Corp.	157,569
3,792	Edison International	161,198
5,313	Entergy Corp.	357,034
5,581	Exelon Corp.	218,831
5,569	FirstEnergy Corp.	253,891
4,367	NextEra Energy, Inc.	266,736
4,359	Northeast Utilities	161,806
5,218	Pinnacle West Capital Corp.	249,942
5,477	PPL Corp.	154,780
5,245	Unisource Energy Corp.	191,810

		2,382,276

	Electrical Equipment – 0.4%
3,559	Emerson Electric Co.	185,709
2,709	Hubbell, Inc., Class B	212,873

		398,582

	Food & Staples Retailing – 0.1%
4,155	Sysco Corp.	124,068

	Food Products – 0.6%
3,412	General Mills, Inc.	134,604
4,155	H.J. Heinz Co.	222,500
3,674	Kraft Foods, Inc., Class A	139,649
2,791	Sara Lee Corp.	60,090

		556,843

	Gas Utilities – 0.7%
5,133	AGL Resources, Inc.	201,316
3,539	New Jersey Resources Corp.	157,733
3,106	Oneok, Inc.	253,636

		612,685

	Hotels, Restaurants & Leisure – 1.1%
4,513	Darden Restaurants, Inc.	230,885
3,264	McDonald’s Corp.	320,198
7,000	Starwood Hotels & Resorts Worldwide, Inc.	394,870

		945,953

	Household Durables – 0.7%
4,855	Garmin Ltd.	227,942
10,525	KB Home	93,673
5,573	Leggett & Platt, Inc.	128,235
2,419	Tupperware Brands Corp.	153,606

		603,456

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – 0.7%
4,178	Clorox Co. (The)	$287,238
4,508	Kimberly-Clark Corp.	333,096

		620,334

	Industrial Conglomerates – 0.1%
4,158	General Electric Co.	83,451

	Insurance – 0.9%
3,572	Allstate Corp. (The)	117,590
4,660	Arthur J. Gallagher & Co.	166,549
6,241	Cincinnati Financial Corp.	215,377
6,095	Mercury General Corp.	266,595

		766,111

	Leisure Equipment & Products – 0.1%
3,721	Mattel, Inc.	125,249

	Machinery – 0.2%
3,229	Briggs & Stratton Corp.	57,896
3,479	Eaton Corp.	173,359

		231,255

	Media – 0.3%
4,701	Cinemark Holdings, Inc.	103,187
2,687	McGraw-Hill Cos., Inc. (The)	130,239

		233,426

	Metals & Mining – 0.1%
3,848	Commercial Metals Co.	57,027

	Multi Utilities – 3.1%
4,591	Alliant Energy Corp.	198,882
5,071	Avista Corp.	129,716
5,118	Black Hills Corp.	171,607
4,598	CenterPoint Energy, Inc.	90,673
4,626	CMS Energy Corp.	101,772
4,441	Dominion Resources, Inc.	227,424
5,163	DTE Energy Co.	284,120
6,100	Integrys Energy Group, Inc.	323,239
4,735	NiSource, Inc.	115,297
3,250	OGE Energy Corp.	173,875
5,428	PG&E Corp.	235,629
4,883	Public Service Enterprise Group, Inc.	149,469
5,135	SCANA Corp.	234,207
4,149	Sempra Energy	248,774
5,333	TECO Energy, Inc.	93,594

		2,778,278

	Oil, Gas & Consumable Fuels – 0.4%
3,562	Chevron Corp.	381,989

	Paper & Forest Products – 0.1%
3,953	MeadWestvaco Corp.	124,875

Shares	Description	Value (†)
Common Stocks – continued

	Personal Products – 0.1%
6,272	Avon Products, Inc.	$121,426

	Pharmaceuticals – 0.8%
4,453	Bristol-Myers Squibb Co.	150,289
5,697	Eli Lilly & Co.	229,418
5,401	Merck & Co., Inc.	207,398
4,462	Pfizer, Inc.	101,109

		688,214

	Real Estate Management & Development – 0.5%
11,200	Brookfield Office Properties, Inc.	195,440
13,700	Forest City Enterprises, Inc., Class A(b)	214,542

		409,982

	REITs - Apartments – 4.1%
5,400	American Campus Communities, Inc.	241,488
7,800	AvalonBay Communities, Inc.	1,102,530
7,900	Camden Property Trust	519,425
25,800	Equity Residential	1,615,596
1,000	Essex Property Trust, Inc.	151,510

		3,630,549

	REITs - Diversified – 2.9%
8,622	American Assets Trust, Inc.	196,582
5,700	CoreSite Realty Corp.	134,463
18,000	DuPont Fabros Technology, Inc.	440,100
9,000	Entertainment Properties Trust	417,420
11,500	Liberty Property Trust	410,780
3,200	Select Income REIT(b)	72,256
10,700	Vornado Realty Trust	900,940

		2,572,541

	REITs - Healthcare – 2.7%
21,200	HCP, Inc.	836,552
3,300	Health Care REIT, Inc.	181,368
18,500	Omega Healthcare Investors, Inc.	393,310
16,900	Ventas, Inc.	964,990

		2,376,220

	REITs - Hotels – 1.3%
44,000	Host Hotels & Resorts, Inc.	722,480
9,300	Pebblebrook Hotel Trust	209,994
10,100	RLJ Lodging Trust	188,163

		1,120,637

	REITs - Manufactured Homes – 0.4%
5,100	Equity Lifestyle Properties, Inc.	355,674

	REITs - Office Property – 2.9%
5,900	Alexandria Real Estate Equities, Inc.	431,467
19,600	BioMed Realty Trust, Inc.	372,008
10,000	Boston Properties, Inc.	1,049,900
13,600	Kilroy Realty Corp.	633,896

Shares	Description	Value (†)
Common Stocks – continued

	REITs - Office Property – continued
7,300	Piedmont Office Realty Trust, Inc., Class A	$129,575

		2,616,846

	REITs - Regional Malls – 4.2%
15,500	Macerich Co. (The)	895,125
19,200	Simon Property Group, Inc.	2,797,056

		3,692,181

	REITs - Shopping Centers – 2.3%
32,500	DDR Corp.	474,500
5,900	Federal Realty Investment Trust	571,061
27,997	Kite Realty Group Trust	147,544
9,100	Ramco-Gershenson Properties Trust	111,202
12,000	Regency Centers Corp.	533,760
15,200	Retail Opportunity Investments Corp.	183,008

		2,021,075

	REITs - Single Tenant – 0.2%
6,400	National Retail Properties, Inc.	174,016

	REITs - Storage – 2.0%
14,000	CubeSmart	166,600
15,300	Extra Space Storage, Inc.	440,487
8,300	Public Storage	1,146,811

		1,753,898

	REITs - Warehouse/Industrials – 1.5%
19,800	First Potomac Realty Trust	239,382
30,700	ProLogis, Inc.	1,105,814

		1,345,196

	Specialty Retail – 0.2%
2,869	Home Depot, Inc. (The)	144,339

	Thrifts & Mortgage Finance – 0.4%
7,455	Astoria Financial Corp.	73,506
6,265	Hudson City Bancorp, Inc.	45,797
9,801	New York Community Bancorp, Inc.	136,332
5,840	People’s United Financial, Inc.	77,322

		332,957

	Tobacco – 1.3%
6,461	Altria Group, Inc.	199,451
5,358	Lorillard, Inc.	693,754
5,126	Universal Corp.	238,872

		1,132,077

	Trading Companies & Distributors – 0.3%
3,999	Watsco, Inc.	296,086

	Total Common Stocks (Identified Cost $37,391,947)	41,083,792

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 44.7%

Non-Convertible Bonds – 42.2%

	ABS Home Equity – 0.3%
$5,478	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.919%, 1/25/2035(c)	$4,517
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	20,189
46,801	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.512%, 4/25/2035(c)	29,925
15,005	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.901%, 12/25/2034(c)	11,145
14,654	Indymac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.562%, 7/25/2045(c)	10,103
25,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.712%, 6/25/2035(c)	14,095
73,502	JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.850%, 7/25/2035(c)	69,096
26,073	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A2, 0.512%, 11/25/2035(c)	22,796
76,538	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.959%, 5/25/2036(c)	61,967
13,523	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 0.969%, 12/25/2046(c)	9,807
29,348	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.919%, 4/25/2047(c)	20,726

		274,366

	Aerospace & Defense – 0.2%
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	154,975

	Airlines – 1.1%
41,046	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	45,869
13,942	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	15,118
822,096	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	871,422

		932,409

	Automotive – 0.0%
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	37,700

	Banking – 2.5%
100,000	Bank of America Corp., 6.500%, 9/15/2037	96,470
200,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	177,967
105,000	Citigroup, Inc., 5.875%, 2/22/2033	98,540
25,000	Citigroup, Inc., 6.000%, 10/31/2033	23,942
20,000	Citigroup, Inc., 6.125%, 8/25/2036	19,221
185,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 1/19/2017	189,133

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
3,339,258,780	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	$362,009
400,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	380,719
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	91,010
210,000	Morgan Stanley, 5.500%, 7/24/2020	204,957
100,000	Morgan Stanley, 5.750%, 1/25/2021	98,178
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	105,145
25,000	National Australia Bank Ltd., 6.500%, 11/05/2015, (AUD)	26,776
100,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	124,167
200,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	192,086

		2,190,320

	Building Materials – 0.8%
170,000	Masco Corp., 5.850%, 3/15/2017	174,224
40,000	Masco Corp., 6.500%, 8/15/2032	37,665
15,000	Masco Corp., 7.750%, 8/01/2029	15,472
525,000	USG Corp., 6.300%, 11/15/2016	490,875
10,000	USG Corp., 9.750%, 1/15/2018	9,925

		728,161

	Chemicals – 0.3%
200,000	Hercules, Inc., 6.500%, 6/30/2029	159,000
25,000	Methanex Corp., 5.250%, 3/01/2022	25,447
55,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	57,187

		241,634

	Collateralized Mortgage Obligations – 0.3%
22,128	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.563%, 10/25/2034(c)	15,656
15,984	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 3.002%, 2/25/2035(c)	14,015
11,416	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.605%, 7/25/2034(c)	9,778
28,148	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.916%, 4/25/2035(c)	21,766
85,161	MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 4A1, 2.670%, 12/25/2034(c)	71,058
38,827	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.725%, 3/25/2035(c)	33,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$59,675	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.402%, 1/25/2047(c)	$32,071
75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	70,187
20,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	20,985

		289,341

	Commercial Mortgage-Backed Securities – 1.0%
40,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class AM, 5.867%, 6/15/2039(c)	33,905
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	288,475
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.728%, 11/10/2046, 144A(c)	182,643
185,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.980%, 8/10/2045(c)	165,052
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.980%, 8/12/2045, 144A(c)	103,087
125,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.647%, 2/15/2044, 144A(c)	113,156

		886,318

	Diversified Manufacturing – 0.2%
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	203,000

	Electric – 0.8%
100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	81,290
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	69,808
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	52,310
100,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	98,272
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	272,274
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(d)(e)	5,200
35,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	22,838
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	70,875

		672,867

	Financial Other – 0.1%
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	106,690

	Food & Beverage – 0.1%
50,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	55,585

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Gaming – 0.2%
$150,000	MGM Resorts International, 7.500%, 6/01/2016	$154,500
40,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	42,900

		197,400

	Government Guaranteed – 1.8%
1,245,000	Canada Housing Trust No. 1, 3.600%, 6/15/2013, (CAD)	1,283,893
170,000	Citigroup Funding, Inc. (FDIC insured), 1.875%, 10/22/2012	171,570
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	151,322

		1,606,785

	Government Owned - No Guarantee – 0.3%
320,000	DP World Ltd., 6.850%, 7/02/2037, 144A	308,800

	Government Sponsored – 0.1%
105,000	Eksportfinans ASA, 2.000%, 9/15/2015	93,160
15,000	Eksportfinans ASA, 2.375%, 5/25/2016	13,222

		106,382

	Healthcare – 1.5%
25,000	HCA, Inc., 7.050%, 12/01/2027	22,438
5,000	HCA, Inc., 7.500%, 12/15/2023	4,775
460,000	HCA, Inc., 7.500%, 11/06/2033	431,250
310,000	HCA, Inc., 7.690%, 6/15/2025	298,762
20,000	HCA, Inc., 8.360%, 4/15/2024	20,400
135,000	HCA, Inc., MTN, 7.580%, 9/15/2025	127,575
30,000	HCA, Inc., MTN, 7.750%, 7/15/2036	27,750
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016(e)	372,607

		1,305,557

	Home Construction – 0.7%
80,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	84,800
29,000	KB Home, 6.250%, 6/15/2015	28,420
105,000	KB Home, 7.250%, 6/15/2018	100,800
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	62,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$470,000	Pulte Group, Inc., 6.375%, 5/15/2033	$378,350

		654,770

	Hybrid ARMs – 0.0%
49,141	Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 0.502%, 4/25/2035(c)	37,392

	Independent Energy – 0.5%
105,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	105,000
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	171,566
75,000	SandRidge Energy, Inc., 8.000%, 6/01/2018, 144A	76,500
105,000	Southwestern Energy Co., 4.100%, 3/15/2022, 144A	104,081

		457,147

	Life Insurance – 0.4%
300,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	317,550

	Local Authorities – 2.0%
170,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	176,352
235,000	Province of Ontario, Canada, 2.950%, 2/05/2015	249,131
780,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	862,360
285,000	Province of Ontario, Canada, 4.750%, 1/19/2016	321,720
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	124,180

		1,733,743

	Lodging – 0.1%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	35,175
25,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	27,839
1,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,115
50,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	60,146

		124,275

	Media Cable – 0.0%
20,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020	21,700

	Media Non-Cable – 0.2%
110,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	106,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Non-Cable – continued
$35,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	$34,825

		141,525

	Metals & Mining – 0.7%
15,000	ArcelorMittal, 5.500%, 3/01/2021	14,722
125,000	ArcelorMittal, 6.125%, 6/01/2018	131,338
10,000	ArcelorMittal, 6.250%, 2/25/2022	10,111
225,000	ArcelorMittal, 6.750%, 3/01/2041	210,852
100,000	ArcelorMittal, 7.000%, 10/15/2039	95,514
10,000	United States Steel Corp., 6.650%, 6/01/2037	8,400
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	151,908

		622,845

	Non-Captive Consumer – 0.9%
55,000	Residential Capital LLC, 9.625%, 5/15/2015	46,750
60,000	SLM Corp., MTN, 7.250%, 1/25/2022	62,689
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	62,385
102,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	87,083
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	128,225
505,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	393,900

		781,032

	Non-Captive Diversified – 0.4%
25,000	Aircastle Ltd., 7.625%, 4/15/2020, 144A	25,000
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	70,560
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	13,237
85,000	International Lease Finance Corp., 6.250%, 5/15/2019	83,902
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	38,507
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	116,725

		347,931

	Paper – 0.3%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	207,799

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – continued
$5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	$5,249
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	31,958

		245,006

	Pharmaceuticals – 0.0%
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	14,587
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	9,900

		24,487

	Pipelines – 0.2%
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	73,231
100,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	107,316
25,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	24,125
10,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	8,581
5,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	3,988

		217,241

	Property & Casualty Insurance – 0.6%
520,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	544,738

	REITs - Warehouse/Industrials – 0.1%
20,000	ProLogis LP, 6.625%, 5/15/2018	22,767
30,000	ProLogis LP, 6.875%, 3/15/2020	34,460

		57,227

	Retailers – 2.0%
220,486	CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	264,095
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	409,000
205,000	Dillard’s, Inc., 7.000%, 12/01/2028	191,675
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	105,679
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	262,417
610,000	Toys R Us, Inc., 7.375%, 10/15/2018	547,475

		1,780,341

	Supermarket – 0.3%
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	225,600

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supranational – 1.3%
$560,000		Asian Development Bank, GMTN, 2.500%, 3/15/2016	$594,534
400,000		European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	225,921
25,120		European Financial Stability Facility, 0.400%, 3/12/2013, (EUR)	33,420
25,120		European Financial Stability Facility, 1.000%, 3/12/2014, (EUR)	33,434
921,000,000		European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	94,789
200,000,000		International Bank for Reconstruction & Development, GMTN, 2.300%, 2/26/2013, (KRW)	175,350

			1,157,448

		Technology – 0.9%
470,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	371,300
390,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	305,175
30,000		CommScope, Inc., 8.250%, 1/15/2019, 144A	31,950
85,000		First Data Corp., 7.375%, 6/15/2019, 144A	86,594

			795,019

		Treasuries – 15.2%
600,000		Canadian Government, 3.000%, 12/01/2015, (CAD)(f)	634,678
255,000		Canadian Government, 3.500%, 6/01/2020, (CAD)	284,116
25,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	30,073
15,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	17,206
165,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	189,978
10,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	12,010
15,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	19,231
10,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	13,207
44,500	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	386,139
5,300	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	54,146
120,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	110,050
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	248,771
80,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	61,104
195,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	150,451

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$305,000	U.S. Treasury Bond, 4.375%, 5/15/2041	$366,667
305,909	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(g)	291,593
382,523	U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026(g)	468,800
807,384	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040(g)	1,061,646
565,090	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025(g)	718,813
269,714	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027(g)	346,077
727,782	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(g)	1,108,048
221,219	U.S. Treasury Inflation Indexed Note, 0.625%, 7/15/2021(g)	239,348
176,123	U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/2021(g)	198,249
384,500	U.S. Treasury Inflation Indexed Note, 1.250%, 7/15/2020(g)	439,081
807,092	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015(g)	879,415
281,268	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2018(g)	323,239
209,772	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013(g)	220,785
489,363	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015(g)	545,792
515,147	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014(g)	550,563
559,079	U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014(g)	609,003
302,593	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016(g)	341,741
494,476	U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2017(g)	579,194
751,881	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/2016(g)	877,879
492,071	U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017(g)	591,600
94,535	U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012(g)	96,662
430,000	U.S. Treasury Note, 0.750%, 8/15/2013	432,738

		13,498,093

	Wireless – 1.2%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	304,083
230,000	American Tower Corp., 4.700%, 3/15/2022	231,849
420,000	Sprint Capital Corp., 6.875%, 11/15/2028	321,300
10,000	Sprint Capital Corp., 6.900%, 5/01/2019	8,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$80,000	Sprint Capital Corp., 8.750%, 3/15/2032	$68,600
125,000	Sprint Nextel Corp., 9.000%, 11/15/2018, 144A	137,187

		1,071,669

	Wirelines – 2.6%
300,000	Embarq Corp., 7.995%, 6/01/2036	303,229
225,000	Frontier Communications Corp., 7.125%, 3/15/2019	225,563
70,000	Level 3 Escrow, Inc., 8.125%, 7/01/2019, 144A	72,275
85,000	Level 3 Financing, Inc., 8.625%, 7/15/2020, 144A	89,250
135,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	141,075
400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	226,793
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	15,390
315,000	Qwest Corp., 7.250%, 10/15/2035	321,300
204,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	179,520
262,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	235,800
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	38,800
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	43,875
75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	71,732
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	72,912
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	73,724
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	156,525

		2,267,763

	Total Non-Convertible Bonds (Identified Cost $35,646,265)	37,422,832

Convertible Bonds – 2.5%

	Automotive – 0.3%
20,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	16,675
115,000	Ford Motor Co., 4.250%, 11/15/2016	182,275

		198,950

	Diversified Manufacturing – 0.2%
170,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	166,388

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Diversified Manufacturing – continued
$20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	$21,800

		188,188

	Healthcare – 0.1%
85,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	81,494

	Home Construction – 0.4%
10,000	Lennar Corp., 2.000%, 12/01/2020, 144A	11,700
5,000	Lennar Corp., 2.750%, 12/15/2020, 144A	6,987
240,000	Lennar Corp., 3.250%, 11/15/2021, 144A	329,100

		347,787

	Life Insurance – 0.1%
100,000	Old Republic International Corp., 3.750%, 3/15/2018	98,625

	Pharmaceuticals – 0.2%
165,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	162,731
25,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	28,656

		191,387

	Technology – 1.2%
250,000	Ciena Corp., 0.875%, 6/15/2017	219,687
65,000	Ciena Corp., 3.750%, 10/15/2018, 144A	73,369
535,000	Intel Corp., 2.950%, 12/15/2035	615,250
95,000	Lam Research Corp., Series B, 1.250%, 5/15/2018, 144A	99,750
55,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	58,369

		1,066,425

	Total Convertible Bonds (Identified Cost $1,943,005)	2,172,856

Municipals – 0.0%

	Michigan – 0.0%
50,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(e) (Identified Cost $49,997)	36,937

	Total Bonds and Notes (Identified Cost $37,639,267)	39,632,625

Shares	Description	Value (†)
Preferred Stocks – 1.1%

Convertible Preferred Stocks – 0.8%

	Automotive – 0.6%
10,600	General Motors Co., Series B, 4.750%	$443,610
1,250	Goodyear Tire & Rubber Co. (The), 5.875%	51,787

		495,397

	Banking – 0.1%
275	Sovereign Capital Trust IV, 4.375%	13,166
70	Wells Fargo & Co., Series L, Class A, 7.500%	78,169

		91,335

	Construction Machinery – 0.0%
145	United Rentals Trust I, 6.500%	7,821

	Consumer Products – 0.0%
725	Newell Financial Trust I, 5.250%	34,256

	REITs - Healthcare – 0.1%
1,600	Health Care REIT, Inc., Series I, 6.500%	83,648

	Total Convertible Preferred Stocks (Identified Cost $816,646)	712,457

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
4,125	Countrywide Capital IV, 6.750%	97,061

	Non-Captive Diversified – 0.2%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	94,938
129	Ally Financial, Inc., Series G, 7.000%, 144A	107,469

		202,407

	Total Non-Convertible Preferred Stocks (Identified Cost $215,037)	299,468

	Total Preferred Stocks (Identified Cost $1,031,683)	1,011,925

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 6.9%
14,547	European Financial Stability Facility Treasury Bill, 0.000%, 9/12/2012, (EUR)	$19,366
$6,104,265	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $6,104,265 on 4/02/2012 collateralized by $1,300,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $1,573,000; $4,630,000 Federal Home Loan Mortgage Corp., 0.750% due 11/25/2014 valued at $4,664,725 including accrued interest(i)	6,104,265

	Total Short-Term Investments (Identified Cost $6,123,849)	6,123,631

	Total Investments – 99.0% (Identified Cost $82,186,746)(a)	87,851,973
	Other assets less liabilities – 1.0%	876,595

	Net Assets – 100.0%	$88,728,568

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At March 31, 2012, the net unrealized appreciation on investments based on a cost of $82,314,158 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,630,318
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,092,503)

Net unrealized appreciation	$5,537,815

At December 31, 2011, the Fund had a short-term capital loss carryforward of $19,588,265 of which $5,390,183 expires on December 31, 2016 and $14,198,082 expires on December 31, 2017. At December 31, 2011, post-October loss deferrals were $36,756. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	Variable rate security. Rate as of March 31, 2012 is disclosed.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(e)	Illiquid security. At March 31, 2012, the value of these securities amounted to $414,744 or 0.5% of net assets.

(f)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.

(g)	Treasury Inflation Protected Security (TIPS).

(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of Rule 144A holdings amounted to $5,771,128 or 6.5% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FDIC	Federal Deposit Insurance Corporation
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s and/or counterparty’s net obligations under the contracts.

At March 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/06/2012	British Pound	90,000	$143,894	$(2,500)
Buy[2]	4/30/2012	Euro	30,000	40,016	734
Sell[2]	4/30/2012	Euro	110,000	146,724	208
Sell[2]	4/30/2012	Euro	425,000	566,887	(12,428)

Total					$(13,986)

[1]	Counterparty is Credit Suisse.
[2]	Counterparty is Barclays.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$41,083,792	$—	$—	$41,083,792
Bonds and Notes*	—	39,632,625	—	39,632,625
Preferred Stocks
Convertible Preferred Stocks
Banking	78,169	13,166	—	91,335
Construction Machinery	—	7,821	—	7,821
Consumer Products	—	34,256	—	34,256
All Other Convertible Preferred Stocks*	579,045	—	—	579,045

Total Convertible Preferred Stocks	657,214	55,243	—	712,457

Non-Convertible Preferred Stocks*	191,999	107,469	—	299,468

Total Preferred Stocks	849,213	162,712	—	1,011,925

Short-Term Investments	—	6,123,631	—	6,123,631

Total Investments	41,933,005	45,918,968	—	87,851,973

Forward Foreign Currency Contracts (unrealized appreciation)	—	942	—	942

Total	$41,933,005	$45,919,910	$—	$87,852,915

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(14,928)	$—	$(14,928)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2012
Bonds and Notes
Non-Convertible Bonds
Treasuries	$94,814	$939	$(161,611)	$169,573	$—	(103,715)	$—	$—	$—	$—

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended March 31, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Barclays	$(11,486)	$—
Credit Suisse	(2,500)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of March 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $942 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$942

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(14,928)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2012 (Unaudited)

Treasuries	15.2%
REITs - Regional Malls	4.2
REITs - Apartments	4.1
Multi Utilities	3.1
REITs - Office Property	2.9
REITs - Diversified	2.9
REITs - Healthcare	2.8
Electric Utilities	2.7
Banking	2.7
Wirelines	2.6
REITs - Shopping Centers	2.3
Technology	2.1
Retailers	2.0
REITs - Storage	2.0
Local Authorities	2.0
Other Investments, less than 2% each	38.5
Short-Term Investments	6.9

Total Investments	99.0
Other assets less liabilities (including open forward foreign currency contracts)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Natixis Oakmark Global Fund

Shares	Description	Value (†)
Common Stocks – 96.9% of Net Assets

	Australia – 2.2%
193,700	Incitec Pivot Ltd.	$634,991

	Germany – 7.5%
15,800	Daimler AG, (Registered)	952,744
13,650	Rheinmetall AG	808,206
5,800	SAP AG	405,105

		2,166,055

	Italy – 0.9%
24,400	Fiat Industrial SpA(b)	260,375

	Japan – 21.2%
12,800	Canon, Inc.	612,302
293,400	Daiwa Securities Group, Inc.	1,169,106
8,800	Hirose Electric Co. Ltd.	929,547
16,900	Kansai Paint Co. Ltd.	171,332
23,400	Omron Corp.	506,769
14,200	Rohm Co. Ltd.	704,617
46,400	Square Enix Holdings Co. Ltd.	978,435
23,500	Toyota Motor Corp.	1,022,534

		6,094,642

	Spain – 2.0%
72,592	Banco Santander S.A.	558,236

	Sweden – 1.0%
9,500	Assa Abloy AB, Series B	297,623

	Switzerland – 13.9%
16,800	Adecco S.A., (Registered)(b)	879,918
36,000	Credit Suisse Group AG, (Registered)(b)	1,026,060
20,200	Julius Baer Group Ltd.(b)	815,638
7,200	Nestle S.A., (Registered)	452,999
22,400	TE Connectivity Ltd.	823,200

		3,997,815

	United Kingdom – 1.9%
16,900	Diageo PLC	406,882
7,800	Smiths Group PLC	131,286

		538,168

	United States – 46.3%
6,200	Apache Corp.	622,728
44,700	Applied Materials, Inc.	556,068
4,200	Cimarex Energy Co.	316,974
20,000	Discovery Communications, Inc., Series C(b)	937,600
22,700	Equifax, Inc.	1,004,702
9,500	FedEx Corp.	873,620
11,100	Health Net, Inc.(b)	440,892
30,700	Intel Corp.	862,977

Shares	Description	Value (†)
Common Stocks – continued

	United States – continued
9,600	International Flavors & Fragrances, Inc.	$562,560
11,800	Laboratory Corp. of America Holdings(b)	1,080,172
59,100	Live Nation Entertainment, Inc.(b)	555,540
2,610	MasterCard, Inc., Class A	1,097,609
44,100	Oracle Corp.	1,285,956
19,550	Snap-on, Inc.	1,191,964
95,000	Tenet Healthcare Corp.(b)	504,450
25,400	Texas Instruments, Inc.	853,694
5,000	Union Pacific Corp.	537,400

		13,284,906

	Total Common Stocks (Identified Cost $27,016,215)	27,832,811

Principal Amount
Short-Term Investments – 2.3%
$650,391	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $650,391 on 4/02/2012 collateralized by $550,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $665,500 including accrued interest(c) (Identified Cost $650,391)	650,391

	Total Investments – 99.2% (Identified Cost $27,666,606)(a)	28,483,202
	Other assets less liabilities – 0.8%	243,970

	Net Assets – 100.0%	$28,727,172

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2012, approximately 48% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $27,666,606 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,243,626
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,427,030)

Net unrealized appreciation	$816,596

At December 31, 2011, the Fund had a short-term capital loss carryforward of $1,224,916 with no expiration date and a long-term capital loss carryforward of $2,639 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/20/2012	Australian Dollar	854,000	$877,030	$60,643
Sell	6/20/2012	Australian Dollar	1,301,000	1,336,084	(37,831)
Buy	9/19/2012	Japanese Yen	155,500,000	1,882,106	(140,106)
Sell	9/19/2012	Japanese Yen	420,000,000	5,083,501	433,280
Sell	9/19/2012	Swedish Krona	672,000	100,931	(4,566)
Sell	12/19/2012	Swiss Franc	1,200,000	1,334,431	(15,909)

Total					$295,511

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*
Australia	$—	$634,991	$—	$634,991
Germany	—	2,166,055	—	2,166,055
Italy	—	260,375	—	260,375
Japan	—	6,094,642	—	6,094,642
Spain	—	558,236	—	558,236
Sweden	—	297,623	—	297,623
Switzerland	823,200	3,174,615	—	3,997,815
United Kingdom	—	538,168	—	538,168
United States	13,284,906	—	—	13,284,906

Total Common Stocks	14,108,106	13,724,705	—	27,832,811

Short-Term Investments	—	650,391	—	650,391

Total Investments	14,108,106	14,375,096	—	28,483,202

Forward Foreign Currency Contracts (unrealized appreciation)	—	493,923	—	493,923

Total	$14,108,106	$14,869,019	$—	$28,977,125

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(198,412)	$—	$(198,412)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of March 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $493,923. The Fund requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$493,923

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(198,412)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2012 (Unaudited)

Capital Markets	10.5%
Semiconductors & Semiconductor Equipment	10.3
Software	9.3
Electronic Equipment, Instruments & Components	7.9
Health Care Providers & Services	7.1
Automobiles	6.9
Professional Services	6.5
Media	5.2
Machinery	5.0
Chemicals	4.8
IT Services	3.8
Oil, Gas & Consumable Fuels	3.3
Industrial Conglomerates	3.3
Air Freight & Logistics	3.0
Office Electronics	2.1
Commercial Banks	2.0
Other Investments, less than 2% each	5.9
Short-Term Investments	2.3

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

Currency Exposure at March 31, 2012 (Unaudited)

United States Dollar	51.5%
Japanese Yen	21.2
Swiss Franc	11.1
Euro	10.4
Australian Dollar	2.2
Other, less than 2% each	2.9

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 96.4% of Net Assets

	Australia – 4.6%
214,000	Amcor Ltd.	$1,650,408
27,800	Orica Ltd.	808,391
40,733	Treasury Wine Estates Ltd.	173,523

		2,632,322

	Canada – 1.6%
32,000	Thomson Reuters Corp.	925,239

	France – 8.0%
36,400	BNP Paribas	1,731,553
3,300	Danone S.A.	230,194
7,600	PPR	1,307,541
23,800	Publicis Groupe	1,312,084

		4,581,372

	Germany – 8.2%
13,200	Allianz SE, (Registered)	1,575,440
31,600	Daimler AG, (Registered)	1,905,488
16,800	SAP AG	1,173,407

		4,654,335

	Ireland – 2.3%
10,200	Experian PLC	159,106
6,893,200	Governor & Co. of the Bank of Ireland (The)(b)	1,142,876

		1,301,982

	Italy – 3.7%
56,600	Fiat Industrial SpA(b)	603,984
851,300	Intesa Sanpaolo SpA	1,525,865

		2,129,849

	Japan – 20.4%
36,200	Canon, Inc.	1,731,666
488,200	Daiwa Securities Group, Inc.	1,945,322
38,300	Honda Motor Co. Ltd.	1,475,093
14,200	Meitec Corp.	287,490
22,500	Olympus Corp.(b)	369,616
62,500	Omron Corp.	1,353,551
29,700	Rohm Co. Ltd.	1,473,742
18,600	Secom Co. Ltd.	916,541
47,700	Toyota Motor Corp.	2,075,526

		11,628,547

	Mexico – 0.3%
9,300	Grupo Televisa SAB, Sponsored ADR	196,044

	Netherlands – 7.8%
22,400	Akzo Nobel NV	1,323,173
16,700	Heineken Holding NV	781,964
49,600	Koninklijke Ahold NV	687,260

Shares	Description	Value (†)
Common Stocks – continued

	Netherlands – continued
80,800	Koninklijke Philips Electronics	$1,639,913

		4,432,310

	Spain – 2.7%
197,441	Banco Santander S.A.	1,518,330

	Sweden – 2.2%
37,900	Assa Abloy AB, Series B	1,187,359
3,000	Atlas Copco AB, Series B	64,666

		1,252,025

	Switzerland – 20.0%
34,600	Adecco S.A., (Registered)(b)	1,812,213
14,000	Cie Financiere Richemont S.A., Class A	877,525
83,500	Credit Suisse Group AG, (Registered)(b)	2,379,889
1,500	Geberit AG, (Registered)(b)	313,423
1,430	Givaudan S.A., (Registered)(b)	1,378,101
14,100	Holcim Ltd., (Registered)(b)	917,773
10,200	Kuehne & Nagel International AG, (Registered)	1,379,899
18,900	Nestle S.A., (Registered)	1,189,123
16,900	Novartis AG, (Registered)	935,544
1,100	Roche Holding AG	191,433

		11,374,923

	United Kingdom – 14.6%
47,200	Diageo PLC	1,136,379
246,400	G4S PLC	1,073,559
7,900	GlaxoSmithKline PLC	176,611
2,934,000	Lloyds Banking Group PLC(b)	1,578,877
38,900	Reed Elsevier PLC	344,808
56,200	Schroders PLC	1,420,665
10,900	Signet Jewelers Ltd.	515,352
28,000	Smiths Group PLC	471,285
186,400	Tesco PLC	983,823
15,700	Wolseley PLC	599,848

		8,301,207

	Total Common Stocks (Identified Cost $53,357,728)	54,928,485

Principal Amount
Short-Term Investments – 2.0%
$ 1,177,337	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $1,177,337 on 4/02/2012 collateralized by $995,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $1,203,950 including accrued interest(c) (Identified Cost $1,177,337)	1,177,337

Total Investments – 98.4% (Identified Cost $54,535,065)(a)	56,105,822
Other assets less liabilities – 1.6%	887,913

Net Assets – 100.0%	$56,993,735

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2012, approximately 95% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $54,535,065 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,771,594
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,200,837)

Net unrealized appreciation	$1,570,757

At December 31, 2011, the Fund had a short-term capital loss carryforward of $823,798 with no expiration date and a long-term capital loss carryforward of $34,286 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/20/2012	Australian Dollar	113,000	$116,047	$10,193
Sell	6/20/2012	Australian Dollar	146,000	149,937	5,505
Sell	6/20/2012	Australian Dollar	1,384,000	1,421,322	(44,796)
Buy	9/19/2012	Japanese Yen	223,000,000	2,699,097	(147,250)
Sell	9/19/2012	Japanese Yen	585,000,000	7,080,591	601,615
Sell	9/19/2012	Swedish Krona	1,767,000	265,394	(12,006)
Sell	12/19/2012	Swiss Franc	3,900,000	4,336,900	(51,703)

Total					$361,558

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,632,322	$—	$2,632,322
France	—	4,581,372	—	4,581,372
Germany	—	4,654,335	—	4,654,335
Ireland	—	1,301,982	—	1,301,982
Italy	—	2,129,849	—	2,129,849
Japan	—	11,628,547	—	11,628,547
Netherlands	—	4,432,310	—	4,432,310
Spain	—	1,518,330	—	1,518,330
Sweden	—	1,252,025	—	1,252,025
Switzerland	—	11,374,923	—	11,374,923
United Kingdom	515,352	7,785,855	—	8,301,207
All Other Common Stocks*	1,121,283	—	—	1,121,283

Total Common Stocks	1,636,635	53,291,850	—	54,928,485

Short-Term Investments	—	1,177,337	—	1,177,337

Total Investments	1,636,635	54,469,187	—	56,105,822

Forward Foreign Currency Contracts (unrealized appreciation)	—	617,313	—	617,313

Total	$1,636,635	$55,086,500	$—	$56,723,135

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(255,755)	$—	$(255,755)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts. The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of March 31, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $617,313. The Fund requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of March 31, 2012:

Asset Derivatives	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$617,313

Liability Derivatives	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$(255,755)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2012 (Unaudited)

Commercial Banks	13.2%
Capital Markets	10.1
Automobiles	9.5
Chemicals	6.1
Media	4.8
Professional Services	4.0
Industrial Conglomerates	3.7
Beverages	3.7
Commercial Services & Supplies	3.5
Office Electronics	3.0
Food & Staples Retailing	2.9
Containers & Packaging	2.9
Insurance	2.8
Building Products	2.7
Semiconductors & Semiconductor Equipment	2.6
Food Products	2.5
Marine	2.4
Electronic Equipment, Instruments & Components	2.4
Multiline Retail	2.3
Pharmaceuticals	2.3
Software	2.1
Other Investments, less than 2% each	6.9
Short-Term Investments	2.0

Total Investments	98.4
Other assets less liabilities (including open forward foreign currency contracts)	1.6

Net Assets	100.0%

Currency Exposure at March 31, 2012 (Unaudited)

Euro	32.4%
Japanese Yen	20.4
Swiss Franc	20.0
British Pound	14.0
Australian Dollar	4.6
United States Dollar	3.2
Swedish Krona	2.1
Canadian Dollar	1.7

Total Investments	98.4
Other assets less liabilities (including open forward foreign currency contracts)	1.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.7% of Net Assets

	Aerospace & Defense – 1.5%
47,900	Boeing Co. (The)	$3,562,323
13,775	GeoEye, Inc.(b)	331,564
14,644	TransDigm Group, Inc.(b)	1,695,190

		5,589,077

	Air Freight & Logistics – 2.2%
36,003	Expeditors International of Washington, Inc.	1,674,499
42,800	FedEx Corp.	3,935,888
28,704	United Parcel Service, Inc., Class B	2,316,987

		7,927,374

	Auto Components – 1.5%
16,700	Autoliv, Inc.	1,119,735
36,300	Delphi Automotive PLC(b)	1,147,080
38,012	Lear Corp.	1,767,178
34,800	TRW Automotive Holdings Corp.(b)	1,616,460

		5,650,453

	Automobiles – 0.9%
36,700	Toyota Motor Corp., Sponsored ADR	3,186,294

	Beverages – 1.9%
18,067	Beam, Inc.	1,058,184
19,898	Coca-Cola Co. (The)	1,472,651
61,180	Coca-Cola Enterprises, Inc.	1,749,748
9,772	Diageo PLC, Sponsored ADR	942,998
28,877	Monster Beverage Corp.(b)	1,792,973

		7,016,554

	Biotechnology – 2.4%
50,588	Achillion Pharmaceuticals, Inc.(b)	484,633
26,611	Alexion Pharmaceuticals, Inc.(b)	2,471,097
36,833	Amgen, Inc.	2,504,276
58,635	ARIAD Pharmaceuticals, Inc.(b)	935,228
51,710	Idenix Pharmaceuticals, Inc.(b)	506,241
13,913	Medivation, Inc.(b)	1,039,579
20,870	Vertex Pharmaceuticals, Inc.(b)	855,879

		8,796,933

	Building Products – 0.4%
30,489	Armstrong World Industries, Inc.	1,486,949

	Capital Markets – 4.7%
17,959	Affiliated Managers Group, Inc.(b)	2,007,996
33,524	Franklin Resources, Inc.	4,157,982
20,500	Goldman Sachs Group, Inc. (The)	2,549,585
24,113	Greenhill & Co., Inc.	1,052,291
34,899	Legg Mason, Inc.	974,729
46,878	Raymond James Financial, Inc.	1,712,453
123,895	SEI Investments Co.	2,563,388

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
12,901	T. Rowe Price Group, Inc.	$842,435
13,528	Virtus Investment Partners, Inc.(b)	1,160,432

		17,021,291

	Chemicals – 1.2%
32,322	Cytec Industries, Inc.	1,964,854
21,358	Eastman Chemical Co.	1,103,995
7,420	Quaker Chemical Corp.	292,719
20,025	WR Grace & Co.(b)	1,157,445

		4,519,013

	Commercial Banks – 2.3%
171,373	KeyCorp	1,456,670
27,182	Prosperity Bancshares, Inc.	1,244,936
166,700	Wells Fargo & Co.	5,691,138

		8,392,744

	Commercial Services & Supplies – 0.9%
86,900	Republic Services, Inc.	2,655,664
23,046	Rollins, Inc.	490,419

		3,146,083

	Communications Equipment – 3.1%
172,456	Cisco Systems, Inc.	3,647,445
188,559	Comverse Technology, Inc.(b)	1,295,400
13,611	F5 Networks, Inc.(b)	1,836,941
40,517	NETGEAR, Inc.(b)	1,547,749
46,896	QUALCOMM, Inc.	3,189,866

		11,517,401

	Computers & Peripherals – 0.3%
65,155	QLogic Corp.(b)	1,157,153

	Consumer Finance – 1.9%
39,791	American Express Co.	2,302,307
32,000	Capital One Financial Corp.	1,783,680
20,089	Cash America International, Inc.	962,866
54,868	Discover Financial Services	1,829,299

		6,878,152

	Diversified Consumer Services – 0.1%
10,037	Ascent Media Corp., Class A(b)	474,650

	Diversified Financial Services – 3.0%
13,000	CME Group, Inc., Class A	3,761,290
108,500	JPMorgan Chase & Co.	4,988,830
87,215	NASDAQ OMX Group, Inc. (The)(b)	2,258,869

		11,008,989

	Electrical Equipment – 1.3%
58,840	Babcock & Wilcox Co.(b)	1,515,130
38,683	Rockwell Automation, Inc.	3,083,035

		4,598,165

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – 1.3%
32,663	Amphenol Corp., Class A	$1,952,267
43,508	Avnet, Inc.(b)	1,583,256
66,137	InvenSense, Inc.(b)	1,197,080

		4,732,603

	Energy Equipment & Services – 2.7%
11,058	Dril-Quip, Inc.(b)	718,991
34,941	Helix Energy Solutions Group, Inc.(b)	621,950
9,140	Lufkin Industries, Inc.	737,141
32,700	National Oilwell Varco, Inc.	2,598,669
65,633	Oceaneering International, Inc.	3,536,963
25,641	Schlumberger Ltd.	1,793,075

		10,006,789

	Food & Staples Retailing – 0.5%
22,151	Whole Foods Market, Inc.	1,842,963

	Food Products – 1.6%
29,091	Corn Products International, Inc.	1,677,096
182,590	Danone S.A., Sponsored ADR	2,534,349
20,362	J.M. Smucker Co. (The)	1,656,653

		5,868,098

	Gas Utilities – 0.3%
53,490	Questar Corp.	1,030,217

	Health Care Equipment & Supplies – 2.5%
55,700	CareFusion Corp.(b)	1,444,301
27,535	DENTSPLY International, Inc.	1,104,980
3,455	Intuitive Surgical, Inc.(b)	1,871,746
61,011	Medtronic, Inc.	2,391,021
37,319	Zimmer Holdings, Inc.	2,398,865

		9,210,913

	Health Care Providers & Services – 2.0%
24,724	Catalyst Health Solutions, Inc.(b)	1,575,661
23,078	HealthSouth Corp.(b)	472,637
16,604	MEDNAX, Inc.(b)	1,234,839
30,545	Universal Health Services, Inc., Class B	1,280,141
35,687	WellCare Health Plans, Inc.(b)	2,565,182

		7,128,460

	Health Care Technology – 0.6%
15,481	athenahealth, Inc.(b)	1,147,452
11,587	SXC Health Solutions Corp.(b)	868,561

		2,016,013

	Hotels, Restaurants & Leisure – 4.7%
110,500	Carnival Corp.	3,544,840
4,343	Chipotle Mexican Grill, Inc.(b)	1,815,374
47,289	Interval Leisure Group, Inc.	822,829
91,500	Marriott International, Inc., Class A	3,463,275
15,300	McDonald’s Corp.	1,500,930
8,411	Panera Bread Co., Class A(b)	1,353,498

Shares	Description	Value (†)
Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
23,094	Six Flags Entertainment Corp.	$1,080,106
21,700	Starwood Hotels & Resorts Worldwide, Inc.	1,224,097
52,530	Wyndham Worldwide Corp.	2,443,170

		17,248,119

	Household Products – 0.6%
11,607	Clorox Co. (The)	797,981
22,204	Procter & Gamble Co. (The)	1,492,331

		2,290,312

	Independent Power Producers & Energy Traders – 0.2%
47,500	Calpine Corp.(b)	817,475

	Insurance – 0.1%
11,000	Aflac, Inc.	505,890

	Internet & Catalog Retail – 1.8%
15,782	Amazon.com, Inc.(b)	3,196,013
17,970	Blue Nile, Inc.(b)	592,651
23,067	Expedia, Inc.	771,360
101,295	Liberty Interactive Corp., Class A(b)	1,933,721

		6,493,745

	Internet Software & Services – 2.7%
5,944	Google, Inc., Class A(b)	3,811,531
21,023	IAC/InterActiveCorp	1,032,019
12,757	LinkedIn Corp., Class A(b)	1,301,087
12,604	MercadoLibre, Inc.	1,232,545
45,622	Rackspace Hosting, Inc.(b)	2,636,495

		10,013,677

	IT Services – 5.2%
14,432	Alliance Data Systems Corp.(b)	1,817,855
15,796	Automatic Data Processing, Inc.	871,781
38,979	Fidelity National Information Services, Inc.	1,290,985
9,900	MasterCard, Inc., Class A	4,163,346
26,732	Teradata Corp.(b)	1,821,786
59,746	Visa, Inc., Class A	7,050,028
33,077	Wright Express Corp.(b)	2,141,074

		19,156,855

	Life Sciences Tools & Services – 0.9%
17,480	Mettler-Toledo International, Inc.(b)	3,229,430

	Machinery – 5.4%
36,213	Actuant Corp., Class A	1,049,815
17,900	Caterpillar, Inc.	1,906,708
22,922	CLARCOR, Inc.	1,125,241
9,829	Cummins, Inc.	1,179,873
68,400	Illinois Tool Works, Inc.	3,907,008
49,150	ITT Corp.	1,127,501
39,346	John Bean Technologies Corp.	637,405
24,531	Kadant, Inc.(b)	584,329
8,512	Middleby Corp. (The)(b)	861,244

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – continued
12,700	Parker Hannifin Corp.	$1,073,785
27,067	Timken Co. (The)	1,373,380
59,834	TriMas Corp.(b)	1,339,683
21,436	WABCO Holdings, Inc.(b)	1,296,449
29,436	Westport Innovations, Inc.(b)	1,204,521
41,692	Xylem, Inc.	1,156,953

		19,823,895

	Marine – 0.4%
24,473	Kirby Corp.(b)	1,610,079

	Media – 3.5%
145,000	Comcast Corp., Special Class A	4,278,950
19,173	Liberty Media Corp. - Liberty Capital, Class A(b)	1,690,100
82,018	Live Nation Entertainment, Inc.(b)	770,969
58,255	Omnicom Group, Inc.	2,950,616
44,500	Time Warner, Inc.	1,679,875
30,200	Walt Disney Co. (The)	1,322,156

		12,692,666

	Metals & Mining – 0.5%
32,266	Reliance Steel & Aluminum Co.	1,822,384

	Multi Utilities – 0.3%
48,658	CMS Energy Corp.	1,070,476

	Multiline Retail – 0.5%
18,778	Dollar Tree, Inc.(b)	1,774,333
2,979	Target Corp.	173,587

		1,947,920

	Oil, Gas & Consumable Fuels – 3.7%
26,700	Apache Corp.	2,681,748
31,928	Approach Resources, Inc.(b)	1,179,740
11,649	Clayton Williams Energy, Inc.(b)	925,397
70,601	Cloud Peak Energy, Inc.(b)	1,124,674
54,985	Cobalt International Energy, Inc.(b)	1,651,200
11,905	Concho Resources, Inc.(b)	1,215,262
26,200	ExxonMobil Corp.	2,272,326
44,201	QEP Resources, Inc.	1,348,130
26,357	Rosetta Resources, Inc.(b)	1,285,167

		13,683,644

	Personal Products – 0.2%
48,423	Prestige Brands Holdings, Inc.(b)	846,434

	Pharmaceuticals – 1.4%
30,377	Merck & Co., Inc.	1,166,477
41,988	Mylan, Inc.(b)	984,618
32,748	Novartis AG, ADR	1,814,567
12,417	Perrigo Co.	1,282,800

		5,248,462

	Professional Services – 1.1%
28,454	Robert Half International, Inc.	862,156

Shares	Description	Value (†)
Common Stocks – continued

	Professional Services – continued
70,192	Verisk Analytics, Inc., Class A(b)	$3,296,918

		4,159,074

	Real Estate Management & Development – 0.5%
85,834	CBRE Group, Inc., Class A(b)	1,713,247

	REITs - Diversified – 0.7%
21,189	Digital Realty Trust, Inc.	1,567,350
35,715	Potlatch Corp.	1,119,308

		2,686,658

	REITs - Healthcare – 0.4%
93,426	Sabra Healthcare REIT, Inc.	1,535,923

	Road & Rail – 1.3%
88,960	Avis Budget Group, Inc.(b)	1,258,784
45,033	Celadon Group, Inc.	700,263
18,224	J.B. Hunt Transport Services, Inc.	990,839
23,443	Kansas City Southern(b)	1,680,629

		4,630,515

	Semiconductors & Semiconductor Equipment – 6.7%
6,322	Altera Corp.	251,742
7,575	Analog Devices, Inc.	306,030
298,000	Applied Materials, Inc.	3,707,120
128,814	Atmel Corp.(b)	1,270,106
16,862	Hittite Microwave Corp.(b)	915,775
264,800	Intel Corp.	7,443,528
102,282	Kulicke & Soffa Industries, Inc.(b)	1,271,365
33,500	Lam Research Corp.(b)	1,494,770
14,252	Microchip Technology, Inc.	530,174
61,185	NXP Semiconductors NV(b)	1,628,133
47,241	Skyworks Solutions, Inc.(b)	1,306,214
101,400	Texas Instruments, Inc.	3,408,054
31,834	Xilinx, Inc.	1,159,713

		24,692,724

	Software – 6.1%
30,219	BMC Software, Inc.(b)	1,213,595
18,777	FactSet Research Systems, Inc.	1,859,674
44,194	Fortinet, Inc.(b)	1,221,964
18,652	Guidewire Software, Inc.(b)	574,109
23,959	Informatica Corp.(b)	1,267,431
38,619	Jive Software, Inc.(b)	1,048,892
27,009	MICROS Systems, Inc.(b)	1,493,328
51,097	Microsoft Corp.	1,647,878
15,837	NetSuite, Inc.(b)	796,443
31,168	Nuance Communications, Inc.(b)	797,277
218,066	Oracle Corp.	6,358,804
31,451	SolarWinds, Inc.(b)	1,215,581
24,444	Sourcefire, Inc.(b)	1,176,490
54,868	Synopsys, Inc.(b)	1,682,253

		22,353,719

Shares	Description	Value (†)
Common Stocks – continued

	Specialty Retail – 4.1%
42,600	CarMax, Inc.(b)	$1,476,090
20,952	Home Depot, Inc. (The)	1,054,095
32,132	Lowe’s Cos., Inc.	1,008,302
13,913	O’Reilly Automotive, Inc.(b)	1,270,953
28,214	PetSmart, Inc.	1,614,405
25,564	Ross Stores, Inc.	1,485,268
113,016	Sally Beauty Holdings, Inc.(b)	2,802,797
16,300	Tiffany & Co.	1,126,819
13,601	Tractor Supply Co.	1,231,707
18,945	Ulta Salon, Cosmetics & Fragrance, Inc.	1,759,801

		14,830,237

	Textiles, Apparel & Luxury Goods – 1.3%
16,195	Lululemon Athletica, Inc.(b)	1,209,443
25,429	Michael Kors Holdings Ltd.(b)	1,184,737
10,400	NIKE, Inc., Class B	1,127,776
12,180	Under Armour, Inc., Class A(b)	1,144,920

		4,666,876

	Trading Companies & Distributors – 0.3%
17,940	WESCO International, Inc.(b)	1,171,661

	Water Utilities – 0.8%
82,263	American Water Works Co., Inc.	2,799,410

	Wireless Telecommunication Services – 0.2%
27,479	NTELOS Holdings Corp.	568,815

	Total Common Stocks (Identified Cost $280,721,815)	354,513,653

Closed End Investment Companies – 0.5%
100,945	Ares Capital Corp. (Identified Cost $1,361,177)	1,650,451

Purchased Options – 0.0%

	Options on Securities – 0.0%
20,300	Vertex Pharmaceuticals, Inc., Put expiring July 21, 2012 at 32(c) (Identified Cost $42,280)	22,330

Principal Amount
Short-Term Investments – 2.9%
$10,795,771	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $10,795,771 on 4/02/2012 collateralized by $4,425,000 Federal Home Loan Mortgage Corp., 4.875% due 6/13/2018 valued at $5,354,250; $5,265,000 Federal Home Loan Bank, 2.750% due 6/08/2018 valued at $5,666,456 including accrued interest(d) (Identified Cost $10,795,771)	10,795,771

Description	Value (†)
Total Investments – 100.1% (Identified Cost $292,921,043)(a)	$366,982,205
Other assets less liabilities – (0.1)%	(483,232)

Net Assets – 100.0%	$366,498,973

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $292,921,043 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$78,018,472
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,957,310)

Net unrealized appreciation	$74,061,162

At December 31, 2011, post-October loss deferrals were $344,971. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument or closing sale transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the period ended March 31, 2012, the Fund was not party to any over-the-counter options.

(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$354,513,653	$—	$—	$354,513,653
Closed End Investment Companies	1,650,451	—	—	1,650,451
Purchased Options*	22,330	—	—	22,330
Short-Term Investments	—	10,795,771	—	10,795,771

Total	$356,186,434	$10,795,771	$—	$366,982,205

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of option contracts used for hedging purposes. The Fund may also use purchased call options to gain exposure to an equity security without committing the capital required to buy it, while also limiting the downside risk associated with owning it. During the period ended March 31, 2012, the Fund engaged in purchased put options for hedging purposes.

The following is a summary of derivative instruments for the Fund as of March 31, 2012:

Asset Derivatives	Equity Contracts
Purchased Options (at value)	$22,330

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2012 (Unaudited)

Semiconductors & Semiconductor Equipment	6.7%
Software	6.1
Machinery	5.4
IT Services	5.2
Hotels, Restaurants & Leisure	4.7
Capital Markets	4.7
Specialty Retail	4.1
Oil, Gas & Consumable Fuels	3.7
Media	3.5
Communications Equipment	3.1
Diversified Financial Services	3.0
Internet Software & Services	2.7
Energy Equipment & Services	2.7
Health Care Equipment & Supplies	2.5
Biotechnology	2.4
Commercial Banks	2.3
Air Freight & Logistics	2.2
Health Care Providers & Services	2.0
Other Investments, less than 2% each	30.2
Short-Term Investments	2.9

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2012 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 93.8% of Net Assets

	Air Freight & Logistics – 1.1%
90,600	Atlas Air Worldwide Holdings, Inc.(b)	$4,458,426

	Building Products – 2.6%
152,312	A.O. Smith Corp.	6,846,424
94,275	Lennox International, Inc.	3,799,283

		10,645,707

	Capital Markets – 1.8%
191,700	LPL Investment Holdings, Inc.(b)	7,273,098

	Chemicals – 4.1%
113,500	Kraton Performance Polymers, Inc.(b)	3,015,695
143,000	Scotts Miracle-Gro Co. (The), Class A	7,744,880
89,325	Sensient Technologies Corp.	3,394,350
63,800	TPC Group, Inc.(b)	2,820,598

		16,975,523

	Commercial Banks – 7.3%
497,950	Associated Banc-Corp	6,951,382
95,400	Bank of Hawaii Corp.	4,612,590
422,080	FirstMerit Corp.	7,116,269
135,250	Prosperity Bancshares, Inc.	6,194,450
232,375	Webster Financial Corp.	5,267,941

		30,142,632

	Commercial Services & Supplies – 5.8%
67,125	Consolidated Graphics, Inc.(b)	3,037,406
347,250	Corrections Corp. of America(b)	9,483,397
399,250	KAR Auction Services, Inc.(b)	6,471,843
149,075	McGrath Rentcorp	4,786,798

		23,779,444

	Communications Equipment – 1.3%
120,825	ADTRAN, Inc.	3,768,532
191,575	Calix, Inc.(b)	1,634,135

		5,402,667

	Computers & Peripherals – 2.3%
359,275	QLogic Corp.(b)	6,380,724
184,425	Super Micro Computer, Inc.(b)	3,220,060

		9,600,784

	Construction & Engineering – 1.9%
298,225	MasTec, Inc.(b)	5,394,890
131,200	MYR Group, Inc.(b)	2,343,232

		7,738,122

	Consumer Finance – 1.4%
134,250	First Cash Financial Services, Inc.(b)	5,757,982

Shares	Description	Value (†)
Common Stocks – continued

	Containers & Packaging – 3.8%
147,975	Packaging Corp. of America	$4,378,580
252,050	Silgan Holdings, Inc.	11,140,610

		15,519,190

	Electronic Equipment, Instruments & Components – 1.0%
17,175	Littelfuse, Inc.	1,076,873
83,325	ScanSource, Inc.(b)	3,109,689

		4,186,562

	Energy Equipment & Services – 2.7%
80,530	Oil States International, Inc.(b)	6,286,172
111,275	Unit Corp.(b)	4,758,119

		11,044,291

	Food Products – 1.0%
123,825	Post Holdings, Inc.(b)	4,077,557

	Gas Utilities – 1.6%
216,200	Atmos Energy Corp.	6,801,652

	Health Care Equipment & Supplies – 3.9%
61,675	Sirona Dental Systems, Inc.(b)	3,178,730
130,075	Teleflex, Inc.	7,954,086
118,000	West Pharmaceutical Services, Inc.	5,018,540

		16,151,356

	Health Care Providers & Services – 2.3%
156,375	LifePoint Hospitals, Inc.(b)	6,167,430
109,575	Owens & Minor, Inc.	3,332,176

		9,499,606

	Hotels, Restaurants & Leisure – 0.9%
96,925	Choice Hotels International, Inc.	3,619,180

	Household Products – 0.9%
85,375	WD-40 Co.	3,871,756

	Insurance – 5.8%
295,675	American Equity Investment Life Holding Co.	3,775,770
626,950	CNO Financial Group, Inc.(b)	4,877,671
307,287	HCC Insurance Holdings, Inc.	9,578,136
262,675	Tower Group, Inc.	5,891,800

		24,123,377

	IT Services – 2.4%
275,725	Broadridge Financial Solutions, Inc.	6,592,585
54,725	CACI International, Inc., Class A(b)	3,408,820

		10,001,405

	Machinery – 3.6%
299,300	Actuant Corp., Class A	8,676,707
54,350	Valmont Industries, Inc.	6,381,233

		15,057,940

Shares	Description	Value (†)
Common Stocks – continued

	Media – 1.6%
136,525	John Wiley & Sons, Inc., Class A	$6,497,225

	Metals & Mining – 0.5%
151,100	Globe Specialty Metals, Inc.	2,246,857

	Multiline Retail – 1.7%
165,875	Big Lots, Inc.(b)	7,135,942

	Oil, Gas & Consumable Fuels – 1.4%
187,314	Oasis Petroleum, Inc.(b)	5,774,891

	Professional Services – 2.1%
132,275	Towers Watson & Co., Class A	8,739,409

	REITs - Healthcare – 0.4%
176,975	Medical Properties Trust, Inc.	1,642,328

	REITs - Hotels – 0.6%
92,875	LaSalle Hotel Properties	2,613,503

	REITs - Office Property – 1.6%
203,300	Highwoods Properties, Inc.	6,773,956

	Road & Rail – 1.1%
189,475	Werner Enterprises, Inc.	4,710,349

	Semiconductors & Semiconductor Equipment – 7.1%
59,975	Cymer, Inc.(b)	2,998,750
229,325	Fairchild Semiconductor International, Inc.(b)	3,371,078
37,975	Hittite Microwave Corp.(b)	2,062,422
323,525	Microsemi Corp.(b)	6,936,376
864,075	RF Micro Devices, Inc.(b)	4,303,093
62,500	Silicon Laboratories, Inc.(b)	2,687,500
269,600	Teradyne, Inc.(b)	4,553,544
80,100	Veeco Instruments, Inc.(b)	2,290,860

		29,203,623

	Software – 2.2%
83,750	Manhattan Associates, Inc.(b)	3,980,637
159,425	Verint Systems, Inc.(b)	5,163,776

		9,144,413

	Specialty Retail – 5.2%
234,847	Aaron’s, Inc.	6,082,537
88,750	DSW, Inc., Class A	4,860,838
62,825	Group 1 Automotive, Inc.	3,528,880
135,550	Lithia Motors, Inc., Class A	3,551,410
140,425	Penske Automotive Group, Inc.	3,458,668

		21,482,333

	Textiles, Apparel & Luxury Goods – 2.3%
54,225	PVH Corp.	4,843,919
125,075	Wolverine World Wide, Inc.	4,650,289

		9,494,208

Shares	Description	Value (†)
Common Stocks – continued

	Thrifts & Mortgage Finance – 3.1%
527,125	Capitol Federal Financial, Inc.	$6,251,703
378,825	Washington Federal, Inc.	6,371,836

		12,623,539

	Trading Companies & Distributors – 3.4%
108,300	United Rentals, Inc.(b)	4,644,987
143,300	WESCO International, Inc.(b)	9,358,923

		14,003,910

	Total Common Stocks (Identified Cost $342,589,453)	387,814,743

Closed End Investment Companies – 2.6%
644,875	Ares Capital Corp. (Identified Cost $10,101,229)	10,543,706

Principal Amount
Short-Term Investments – 3.7%
$15,364,089	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/2012 at 0.000% to be repurchased at $15,364,089 on 4/02/2012 collateralized by $15,670,000 Federal Home Loan Mortgage Corp., 0.650% due 3/12/2015 valued at $15,673,575 including accrued interest(c) (Identified Cost $15,364,089)	15,364,089

	Total Investments – 100.1% (Identified Cost $368,054,771)(a)	413,722,538

	Other assets less liabilities – (0.1)%	(348,502)

	Net Assets – 100.0%	$413,374,036

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2012, the net unrealized appreciation on investments based on a cost of $368,054,771 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$49,204,972
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,537,205)

Net unrealized appreciation	$45,667,767

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$387,814,743	$—	$—	$387,814,743
Closed End Investment Companies	10,543,706	—	—	10,543,706
Short-Term Investments	—	15,364,089	—	15,364,089

Total	$398,358,449	$15,364,089	$—	$413,722,538

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3.

Industry Summary at March 31, 2012 (Unaudited)

Commercial Banks	7.3%
Semiconductors & Semiconductor Equipment	7.1
Insurance	5.8
Commercial Services & Supplies	5.8
Specialty Retail	5.2
Chemicals	4.1
Health Care Equipment & Supplies	3.9
Containers & Packaging	3.8
Machinery	3.6
Trading Companies & Distributors	3.4
Thrifts & Mortgage Finance	3.1
Energy Equipment & Services	2.7
Building Products	2.6
Closed End Investment Companies	2.6
IT Services	2.4
Computers & Peripherals	2.3
Health Care Providers & Services	2.3
Textiles, Apparel & Luxury Goods	2.3
Software	2.2
Professional Services	2.1
Other Investments, less than 2% each	21.8
Short-Term Investments	3.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 18, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 18, 2012